Average Annual Total Returns - Phaeacian Accent International Value Fund	Institutional Class 1-Year	Institutional Class 5-Year	Institutional Class SinceInception	Institutional Class Return After Taxes on Distributions 1-Year		Institutional Class Return After Taxes on Distributions 5-Year		Institutional Class Return After Taxes on Distributions SinceInception		Institutional Class Return After Taxes on Distributions and Sale of Fund Shares 1-Year		Institutional Class Return After Taxes on Distributions and Sale of Fund Shares 5-Year		Institutional Class Return After Taxes on Distributions and Sale of Fund Shares SinceInception		MSCI ACWI ex-USA Index (reflects no deductions for fees, expenses or taxes) 1-Year	MSCI ACWI ex-USA Index (reflects no deductions for fees, expenses or taxes) 5-Year	MSCI ACWI ex-USA Index (reflects no deductions for fees, expenses or taxes) SinceInception
Total	19.63%	12.91%	9.65%	19.13%	[1]	12.29%	[1]	8.99%	[1]	11.69%	[1]	10.16%	[1]	7.64%	[1]	10.65%	8.93%	6.92%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend upon an investor’s tax situation and may differ from those shown. After-tax returns presented here are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Early withdrawal from a 401(k) account or an IRA could lead to taxation of the withdrawn amount as ordinary income and could be subject to an additional tax penalty. The after-tax returns on distributions and sale of Fund shares may be higher than returns before taxes due to the effect of a tax benefit an investor may receive from the realization of capital losses that would have been incurred on the sale of Fund shares.